First Trust Nasdaq Food and Beverage ETF Investment Objectives and Goals - First Trust Nasdaq Food and Beverage ETF	Mar. 31, 2025
Prospectus [Line Items]
Risk/Return [Heading]	First Trust Nasdaq Food & Beverage ETF (FTXG)
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The First Trust Nasdaq Food & Beverage ETF (the “Fund”) seeks investment results that correspond generally to the price and yield (before the Fund’s fees and expenses) of an equity index called the Nasdaq US Smart Food & BeverageTM Index (the “Index”).